Operating Segments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of segment reporting information by segment

	For the year ended December 31, 2019
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands

Revenues	1,000	-	1,000	-	1,000

Research and development expenses	395	2,041	2,436	238	2,674

Operating loss	3,068	2,815	5,883	1,273	7,156
Finance income, net					(1,479)
Tax Expenses					216
Loss for the year					5,893

	For the year ended December 31, 2018
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands

Revenues	1,000	-	1,000	-	1,000

Research and development expenses	2,185	2,537	4,722	546	5,268

Operating loss	4,730	3,217	7,947	(121)	7,826
Finance income, net					(2,257)
Loss for the year					5,569

	For the year ended December 31, 2017
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands

Revenues	100	-	100	-	100

Research and development expenses	2,603	1,328	3,931	709	4,640

Operating loss	6,674	1,951	8,625	3,341	11,966
Finance income, net					947
Loss for the year					12,913

(*)	Includes employees share based expenses and other expenses/income related to rights granted to Taoz.